Note 11 - Related-party Transactions (Details Textual) - USD ($)		1 Months Ended
	May 03, 2019	May 30, 2019	Apr. 30, 2019	Mar. 31, 2019
Subsequent Event [Member] | Conversion of Notes into Series B Convertible Preferred Stock [Member]
Debt Conversion, Original Debt, Amount, Principal	$ 3,000,000
Debt Conversion, Original Debt, Amount, Cumulative Accrued Interest	$ 203,000
Subsequent Event [Member] | Conversion of Notes into Series B Convertible Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued	10,223,996
Majority Investors [Member]
Debt Instrument, Face Amount				$ 6,000,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Interest Payable				$ 215,000
Majority Investors [Member] | Subsequent Event [Member]
Proceeds from Notes Payable, Total		$ 500,000	$ 2,000,000